Income Taxes - Effective Tax Reconciliation - (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Current tax expense	$ (2,094)	$ (129)
Net deferred tax benefit	1,121	684
Total tax expense	$ (973)	$ 555
Effective tax rate	(343.82%)	25.38%